Leases (Details 4)	Dec. 31, 2022 USD ($)
Finance Leases
2023	$ 300,928
2024	302,819
2025	304,758
2026	311,451
2027	320,076
Subsequent to 2027	2,761,314
Total	4,301,346
Less amount representing interest	(656,518)
Present value of net minimum lease payments	$ 3,644,828